DETERMINATION OF FAIR VALUES	12 Months Ended
Dec. 31, 2020
Fair Value Measurement [Abstract]
DETERMINATION OF FAIR VALUES	DETERMINATION OF FAIR VALUES
A number of Pembina's accounting policies and disclosures require the determination of fair value, for both financial and non-financial assets and liabilities. When measuring fair value, Pembina uses observable market data to the extent possible. Fair value measurements are categorized into levels in a fair value hierarchy based on the degree to which inputs are observable and significant.
Level 1: Unadjusted quoted prices are available in active markets for identical assets or liabilities as the reporting date.
Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
Level 3: Inputs for the asset or liability that are not based on observable market data (unobservable inputs). Level 3 valuations use unobservable inputs, such as a financial forecast developed using the entity's own data for expected cash flows and risk adjusted discount rates, to measure fair value to the extent that relevant observable inputs are not available. The unobservable inputs reflect the assumptions that market participants would use when pricing the asset or liability, including assumptions about risk. In developing unobservable inputs, the entity's own data is used and adjusted for reasonably available information that would be used by other market participants.
Ongoing Impact of the COVID-19 Pandemic
Measuring fair values using significant unobservable inputs has become more challenging in the current environment, where events and conditions related to the COVID-19 pandemic are driving significant disruption of business operations and a significant increase in economic uncertainty. Management applied its judgment in determining the impact of the significant uncertainties created by these events and conditions on the assessed fair values of assets and liabilities in these consolidated financial statements.
Fair values have been determined for measurement and/or disclosure purposes based on the following methods. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.
i) Property, Plant and Equipment
The fair value of property, plant and equipment recognized as a result of a business combination or transferred from a customer is based on market values when available, income approach and depreciated replacement cost when appropriate. Depreciated replacement cost reflects adjustments for physical deterioration as well as functional and economic obsolescence.
When the recoverable value of an item of property, plant and equipment is estimated for impairment purposes, fair value is determined using comparable market transactions if available, or using a combination of internal and external estimates of the value that the assets could be sold for in an orderly manner.
ii) Equity Investments
When the recoverable value of the Company's equity investments is estimated for impairment purposes, fair value is determined using comparable market transactions if available, or using estimates of the discounted cash flows a market participant would expect to derive from the use and eventual sale of the investments.
iii) Intangible Assets
The fair value of intangible assets acquired in a business combination is determined by an active market value or using the multi-period excess earnings method, whereby the subject asset is valued after deducting a fair return on all other assets that are part of creating the related cash flows.
iv) Derivatives
Fair value of derivatives are estimated by reference to independent monthly forward prices, interest rate yield curves, and currency rates at the reporting dates.
Fair values reflect the credit risk of the instrument and include adjustments to take account of the credit risk of the company, entity and counterparty when appropriate.
v) Non-Derivative Financial Assets and Liabilities
The fair value of non-derivative financial assets and liabilities is determined on initial recognition, on a recurring basis, or for disclosure purposes. Fair values of financial assets at amortized cost are calculated based on the present value of estimated future principal and interest cash flows, discounted at the market rate of interest at the reporting date. Fair values of financial assets held at fair value are calculated using a probability-weighted income approach based on current market expectations for future cash flows. For other financial liabilities where market rates are not readily available, a risk adjusted market rate is used which incorporates the nature of the instrument as well as the risk associated with the underlying cash payments.
vi) Decommissioning Provision
The fair value of decommissioning obligations assumed as part of a business combination are measured as the present value of management's best estimate of what is reasonably expected to be incurred to settle the obligation at the end of an asset's economic life. The obligation is discounted using a risk adjusted rate corresponding to the underlying assets to which the obligation relates.
vii) Share-Based Compensation Transactions
The fair value of employee share options is measured using the Black-Scholes formula on grant date. Measurement inputs include share price on measurement date, exercise price of the instrument, expected volatility (based on weighted average historic volatility adjusted for changes expected due to publicly available information), weighted average expected life of the instruments (based on historical experience and general option holder behaviour), expected dividends, expected forfeitures and the risk-free interest rate (based on government bonds). Service and non-market performance conditions attached to the transactions are not taken into account in determining fair value.
The fair value of the long-term share unit award incentive plan and associated distribution units are measured based on the volume-weighted average price for 20 days ending at the reporting date of Pembina's shares.